Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Greenland Technologies Holding Corp.
Entity Central Index Key	0001735041
Document Type	S-3/A
Amendment Flag	true
Amendment Description	Greenland Technologies Holding Corporation, a British Virgin Islands corporation, filed a Registration Statement on Form S-3 on March 20, 2020 (Registration No. 333-237321) (the "Registration Statement"). This Amendment No. 1 to Form S-3 is being filed to convert the Registration Statement on Form S-3 into a Registration Statement on Form S-1. Further, this registration statement contains a prospectus to be used in connection with the public offering of 2,461,000 Ordinary Shares of the Company. In addition, the Company is registering the resale of up to 1,420,200 Ordinary Shares by certain selling shareholders set forth herein (the "Selling Shareholders"), and this registration statement contains a second prospectus to cover the Resale Shares (the "Resale Prospectus"). The Public Offering Prospectus and the Resale Prospectus are substantively identical, except for the following principal points: ● they contain different front and back covers (including Table of Contents); ● they contain different Offering sections in the Prospectus Summary; ● they contain different Use of Proceeds sections; ● the Dilution section is deleted from the Resale Prospectus; and ● a Selling Shareholders section is included in the Resale Prospectus. The Company has included in this Registration Statement, after the financial statements, the Resale Prospectus with alternate pages reflecting the foregoing differences.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	D8